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                                STI CLASSIC FUNDS

                   SUPPLEMENT DATED SEPTEMBER 18, 2006, TO THE
                      PROSPECTUSES DATED AUGUST 1, 2006 FOR
                 STI CLASSIC CORE BOND FUND (A, C AND I SHARES)


Effective October 2, 2006, the STI Classic Core Bond Fund will change its name to the STI Classic Total Return Bond Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.